Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Customer Advances Current	$ 6,444	$ 5,936
Employee Related Liabilities Current	1,901	2,176
Litigation And Contract Matters Current	526	563
Accrued Income Taxes Current	540	1,143
Product Warranty Accrual Classified Current	505	479
Restructuring Reserve Current	337	389
Interest Payable Current	481	494
Workers Compensation Liability Current	218	233
Accrued Property Sales And Use Taxes	280	291
Other Accrued Liabilities Current	4,103	3,606
Accrued liabilities	$ 15,335	$ 15,310